Share Purchase Warrants (Details Narrative) - CAD ($)	1 Months Ended			12 Months Ended
	May 30, 2019	May 15, 2019	Apr. 08, 2019	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Market price per share				$ 0.21
Granted pursuant to acquisition				252,595
Consulting fees and promotion				$ 239,002
Number of warrants outstanding	1,386,800	4,613,200	695,000	31,259,127
Share purchase warrants issued, shares				438,095	0	0
Share purchase warrants, value				$ 239,002
Expiry Date	May 29, 2021	May 14, 2021	Mar. 16, 2022
Risk free interest rate				1.181%
Volatility rate				90.00%
Dividend rate				0.00%
Expected life				3 years
Warrant [member]
Statement [Line Items]
Risk free interest rate				0.72%
Volatility rate				84.00%
Dividend rate				0.00%
Expected life				6 months
Exercise price	$ 2.50	$ 3.00	$ 3.50	$ 1.44
Maximum [Member]
Statement [Line Items]
Market price per share				0.40
Maximum [Member] | Equity-classified warrants [Member]
Statement [Line Items]
Market price per share				$ 1.21
Risk free interest rate				0.53%
Volatility rate				98.00%
Dividend rate				0.00%
Expected life				3 years
Exercise price				$ 1.21
Minimum [Member]
Statement [Line Items]
Market price per share				0.295
Exercise price				0.40
Minimum [Member] | Equity-classified warrants [Member]
Statement [Line Items]
Market price per share				$ 0.27
Risk free interest rate				0.24%
Volatility rate				97.00%
Dividend rate				0.00%
Expected life				2 years
Exercise price				$ 0.27